Financial investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Summary of financial investments
(a)	This caption is made up as follows, as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	17,902,352	14,010,029
Investments at amortized cost (d)	2,650,930	2,160,775
Investments at fair value through profit or loss (e)	2,042,777	1,551,537
Equity instruments measured at fair value through other comprehensive income (f)	1,373,548	1,125,722

Total financial investments	23,969,607	18,848,063

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	251,140	178,444
Investments at amortized cost (d)	56,368	46,211

Total	24,277,115	19,072,718

Summary of debt instruments measured at fair value through other comprehensive income
(b)	Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2020
Corporate, leasing and subordinated bonds (*) (***)	8,031,775	1,046,789	(121,797)	8,956,767	Mar-21 / Feb-97	0.04	13.33	0.44	10.73
Sovereign Bonds of the Republic of Peru (**) (***)	5,765,074	589,423	(154)	6,354,343	Aug-24 / Feb-55	0.15	6.13	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru - BCRP	1,279,644	4,087	(5)	1,283,726	Jan-21 / Mar-23	0.25	2.28	—	—
Bonds guaranteed by the Peruvian Government	566,915	79,762	—	646,677	Oct-24 / Jul-34	0.58	2.61	2.64	4.24
Global Bonds of the Republic of Peru (***)	491,791	9,189	—	500,980	Jul-25 / Dec-32	—	—	1.04	1.79
Global Bonds of the Republic of Colombia	157,405	2,454	—	159,859	Jul-21 / Feb-24	—	—	0.25	1.38

Total	16,292,604	1,731,704	(121,956)	17,902,352

Accrued interest				251,140

Total				18,153,492

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2019
Corporate, leasing and subordinated bonds (*) (***)	7,562,985	648,601	(12,300)	8,199,286	Jan-20 / Jan-114	0.71	21.76	2.26	10.73
Sovereign Bonds of the Republic of Peru (***)	3,213,581	330,856	(242)	3,544,195	Aug-24 / Feb-55	1.59	5.31	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru - BCRP	1,481,962	1,533	(2)	1,483,493	Jan-20 / Jun-21	2.15	3.04	—	—
Bonds guaranteed by the Peruvian Government	626,087	42,153	(167)	668,073	Oct-24 / Jul-34	2.24	4.14	3.61	5.14
Global Bonds of the Republic of Colombia	114,431	551	—	114,982	Jul-21 / Mar-23	—	—	2.24	2.46

Total	12,999,046	1,023,694	(12,711)	14,010,029

Accrued interest				178,444

Total				14,188,473

(*)
As of December 31, 2020 and 2019, Inteligo holds corporate bonds and mutual funds from different entities for approximately S/393,364,000 and S/440,409,000, respectively, which guarantee loans with Credit Suisse First Boston and Bank J. Safra Sarasin; see Notes 12(d)

(**)	As of December 31, 2020, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/320,713,000, which guarantee loans with the BCRP, see Note 12(b).
(***)
As of December 2020, 2019 and 2018, the Group recognized net gains from the sale of financial investments for S/185,383,000, S/112,215,000 and S/14,240,000, respectively, due to the sale of sovereign bonds, corporate bonds and global bonds for S/1,387,643,000, S/1,497,451,000 and S/1,197,115,000, respectively, in each of these years.

Summary of internal credit exposures explanatory
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2020 and 2019. The amounts presented do not consider impairment.

	2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000
Not impaired
High grade	7,051,739	—	—	7,051,739	6,482,810	—	—	6,482,810
Standard grade	10,638,473	31,939	—	10,670,412	7,194,044	333,175	—	7,527,219
Sub-standard grade (*)	—	180,201	—	180,201	—	—	—	—
Impaired
Individual	—	—	—	—	—	—	—

Total	17,690,212	212,140	—	17,902,352	13,676,854	333,175	—	14,010,029

(*)	As of December 31, 2020, correspond to the investment in Rutas de Lima whose expected loss, amortized cost and unrealized loss amounted to S/61,059,000, S/295,720,000 and S/115,519,000, respectively.

Summary of analysis of changes in fair value and corresponding expected credit loss

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2020
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	13,676,854	333,175	—	14,010,029
New originated or purchased assets	6,361,898	7,956	—	6,369,854
Assets matured or derecognized (excluding write-offs)	(3,024,176)	—	(9,780)	(3,033,956)
Change in fair value	388,695	(129,146)	(15,318)	244,231
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	(25,098)	—	25,098	—
Write-offs	—	—	—	—
Foreign exchange effect	312,039	155	—	312,194

End of year balances	17,690,212	212,140	—	17,902,352

	2020
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	6,849	27,894	—	34,743
New originated or purchased assets	120	—	—	120
Assets matured or derecognized (excluding write-offs)	(811)	—	(8,068)	(8,879)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	(422)	—	422	—
Effect on the expected credit loss due to the change of the stage during the year	—	—	7,646	7,646
Others (*)	(230)	34,247	—	34,017
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	3,911	2	—	3,913

Expected credit loss at the end of the period	9,417	62,143	—	71,560

(*)	It corresponds mainly to the effects on the expected loss as a result of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

	2019
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	12,830,281	313,245	—	13,143,526
New originated or purchased assets	3,813,427	—	—	3,813,427
Assets matured or derecognized	(3,987,934)	(24,453)	—	(4,012,387)
Change in fair value	1,024,945	37,797	—	1,062,742
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(3,865)	6,586	—	2,721

End of year balances	13,676,854	333,175	—	14,010,029

	2019
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	6,446	21,604	—	28,050
New originated or purchased assets	1,588	—	—	1,588
Assets matured or derecognized (excluding write-offs)	(987)	(303)	—	(1,290)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(4)	4	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	—	—	—
Others (*)	(109)	6,601	—	6,492
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(85)	(12)	—	(97)

Expected credit loss at the end of the period	6,849	27,894	—	34,743

(*)	It corresponds mainly to the effects on the expected loss as a result of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

Summary of financial instruments at fair value through profit or loss
(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2020	2019
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,212,259	1,083,079
BioPharma Credit PLC (g)	131,623	132,054
Royalty Pharma (h)	107,530	117,682
Ishares (*)	90,647	72,835
Dhani Services Limited	53,557	—
LendUp and Mission Lane	48,670	23,375
ViaSat Inc.	43,626	26,683
Others	91,635	30,575
Debt instruments
Indexed Certificates of Deposit issued by the BCRP	182,888	—
Corporate, leasing and subordinated bonds	80,342	65,254

Total	2,042,777	1,551,537

(*)	Corresponds to shares of Ishares, whose investment purpose is aimed mainly to Japan, Russia, Latin America and emerging and developed Asian countries.

Summary of equity instruments measured at fair value through other comprehensive income
(f)	The following is the composition of equity instruments measured at fair value through other comprehensive income as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)
BioPharma Credit PLC (g)	358,848	336,338
InRetail Perú Corp (i)	339,945	285,962
Ishares	131,795	39,465
VíaSat Inc.	117,033	—
Luz del Sur S.A.A.	87,129	87,983
Engie- Energía Perú S.A.	80,852	90,670
Ferreycorp S.A.A.	73,785	83,013
Credicorp	70,130	18,030
Zipline International Inc.	36,210	—
Cementos Pacasmayo S.A.A.	34,002	13,602
Unión de Cervecerías Backus y Johnston	13,531	17,138
Ishares, (j)	—	100,733
Gilead Sciences INC, (j)	—	19,381
Others below S/17 million	30,288	33,407

Total	1,373,548	1,125,722

Summary of financial assets classified by contractual maturity
(k)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2020 and 2019 classified by contractual maturity (without including accrued interest):

	2020		2019
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	995,001	—	621,673	—
From 3 months to 1 year	188,848	—	1,041,788	—
From 1 to 3 years	686,905	499,125	407,657	—
From 3 to 5 years	1,190,562	652,230	909,183	1,158,805
From 5 years onwards	14,841,036	1,499,575	11,029,728	1,001,970
Equity instruments (without maturity)	1,373,548	—	1,125,722	—

Total	19,275,900	2,650,930	15,135,751	2,160,775

Summary of stages as indicated by IFRS 9
(l)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2020 and 2019:

	2020
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,005,273	—	—	9,005,273
Corporate, leasing and subordinated bonds	8,744,627	212,140	—	8,956,767
Negotiable Certificates of Deposit issued by the BCRP	1,283,726	—	—	1,283,726
Bonds guaranteed by the Peruvian Government	646,677	—	—	646,677
Global Bonds of the Republic of Peru	500,980	—	—	500,980
Global Bonds of the Republic of Colombia	159,859	—	—	159,859

Total	20,341,142	212,140	—	20,553,282

	2019
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Corporate, leasing and subordinated bonds	7,866,111	333,175	—	8,199,286
Sovereign Bonds of the Republic of Peru	5,704,970	—	—	5,704,970
Negotiable Certificates of Deposit issued by the BCRP	1,483,493	—	—	1,483,493
Bonds guaranteed by the Peruvian Government	668,073	—	—	668,073
Global Bonds of the Republic of Colombia	114,982	—	—	114,982

Total	15,837,629	333,175	—	16,170,804